OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Government authorities	$2,717	$897
Prepaid expenses	2,139	5,151
Advances to suppliers	9,676	5,734
Other receivables	697	380
Total	$15,229	$12,162